Equity Investments (Tables)	3 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
Schedule of Equity Investments
A summary of the components of equity investments is as follows:

	As of
(in millions)	June 30, 2026	March 31, 2026
Equity method investments under fair value option	$141	$148
Equity investments in publicly listed companies	290	96
Equity method investments under equity method	12	13
Non-marketable equity securities	146	130
Total equity investments	$589	$387
Income (loss) from equity investments, net is as follows:

	Three Months Ended June 30,
(in millions)	2026	2025
Equity investments in publicly listed companies	$126	$4
Equity method investments (1)	(8)	(1)
Non-marketable equity securities (includes NAV)	10	1
Total income (loss) from equity investments, net	$128	$4
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.

Schedule of Unrealized Gain (Loss) on Investments
The components of gains and (losses), which primarily include realized and unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended June 30,
(in millions)	2026	2025
Observable price adjustments on non-marketable equity securities (includes NAV)	$10	$1
Total income (loss) from equity investments in non-marketable securities, net	$10	$1

Schedule of Realized Gain (Loss) on Investments
The components of gains and (losses), which primarily include realized and unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended June 30,
(in millions)	2026	2025
Observable price adjustments on non-marketable equity securities (includes NAV)	$10	$1
Total income (loss) from equity investments in non-marketable securities, net	$10	$1